Fees Summary	Jul. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 996,292,261.20
Previously Paid Amount	0.00
Total Fee Amount	152,532.34
Total Offset Amount	0.00
Net Fee	152,532.34
Narrative - Max Aggregate Offering Price	$ 998,070,000.00
Final Prospectus	true